Segment Reporting - Disclosure of Detailed Information About Operating Segment Performance (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	S/ 6,080,142	S/ 6,190,317	S/ 7,582,912
Gross profit (loss)	672,787	557,295	612,995
Administrative expenses	(429,181)	(382,393)	(394,223)
Other income and expenses	(20,545)	(13,374)	54,586
Gain from the sale of investments	274,363	46,336	(8,289)
Operating (loss) profit	497,424	207,864	265,069
Financial expenses	(185,445)	(221,664)	(168,083)
Financial income	15,407	20,645	37,636
Share of the profit or loss in associates and joint ventures under the equity method of accounting	1,327	(589,710)	7,724
(Loss) profit before income tax	328,713	(582,865)	142,346
Income tax	(123,037)	119,272	(95,899)
(Loss) profit from continuing operations	205,676	(463,593)	46,447
Profit from discontinued operations	3,562	11,995	9,142
(Loss) profit for the year	209,238	(451,598)	55,589
(Loss) profit attributable to:
Owners of the Company	148,738	(509,699)	7,097
Non-controllinginterest	60,500	58,101	48,492
(Loss) profit for the year	209,238	(451,598)	55,589
Real estate [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue			215,764
Gross profit (loss)			51,755
Administrative expenses			(20,521)
Other income and expenses			1,759
Operating (loss) profit			32,993
Financial expenses			(11,642)
Financial income			746
Share of the profit or loss in associates and joint ventures under the equity method of accounting			14,888
(Loss) profit before income tax			36,985
Income tax			(7,649)
(Loss) profit from continuing operations			29,336
(Loss) profit for the year			29,336
(Loss) profit attributable to:
Owners of the Company			12,377
Non-controllinginterest			16,959
(Loss) profit for the year			29,336
Technical services [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue			563,874
Gross profit (loss)			76,828
Administrative expenses			(60,871)
Other income and expenses			12,135
Gain from the sale of investments			(8,289)
Operating (loss) profit			19,803
Financial expenses			(18,265)
Financial income			584
Share of the profit or loss in associates and joint ventures under the equity method of accounting			589
(Loss) profit before income tax			2,711
Income tax			20,593
(Loss) profit from continuing operations			23,304
Profit from discontinued operations			5,162
(Loss) profit for the year			28,466
(Loss) profit attributable to:
Owners of the Company			20,001
Non-controllinginterest			8,465
(Loss) profit for the year			28,466
Parent company operations [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	70,049	62,070	70,531
Gross profit (loss)	(37,771)	(171)	(7,004)
Administrative expenses	(100,687)	(35,740)	(29,882)
Other income and expenses	10,512	(5,843)	11,114
Gain from the sale of investments	195,378	46,336
Operating (loss) profit	67,432	4,582	(25,772)
Financial expenses	(80,339)	(115,225)	(2,818)
Financial income	32,925	18,688	56,101
Share of the profit or loss in associates and joint ventures under the equity method of accounting	142,596	(1,036,888)	(14,709)
(Loss) profit before income tax	162,614	(1,128,843)	12,802
Income tax	(19,495)	193,425	(9,208)
(Loss) profit from continuing operations	143,119	(935,418)	3,594
(Loss) profit for the year	143,119	(935,418)	3,594
(Loss) profit attributable to:
Owners of the Company	143,279	(934,508)	4,337
Non-controllinginterest	(160)	(910)	(743)
(Loss) profit for the year	143,119	(935,418)	3,594
Elimination of intersegment amounts [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	(499,564)	(458,744)	(449,760)
Gross profit (loss)	(45,100)	(92,413)	(67,238)
Administrative expenses	61,817	76,298	73,187
Other income and expenses	559	(3,923)	(2,968)
Gain from the sale of investments	4,215
Operating (loss) profit	21,491	(20,038)	2,981
Financial expenses	27,626	14,296	27,300
Financial income	(42,755)	(26,454)	(41,077)
Share of the profit or loss in associates and joint ventures under the equity method of accounting	(175,144)	421,852	8,246
(Loss) profit before income tax	(168,782)	389,656	(2,550)
Income tax	(101)	7,233	2,171
(Loss) profit from continuing operations	(168,883)	396,889	(379)
Profit from discontinued operations	1,245	4,144	3,980
(Loss) profit for the year	(167,638)	401,033	3,601
(Loss) profit attributable to:
Owners of the Company	(140,997)	414,423	8,571
Non-controllinginterest	(26,641)	(13,390)	(4,970)
(Loss) profit for the year	(167,638)	401,033	3,601
Operating segments [member] | Engineering and construction [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	3,353,199	4,159,538	5,829,441
Gross profit (loss)	290,296	224,621	312,780
Administrative expenses	(231,044)	(258,568)	(289,149)
Other income and expenses	(42,747)	(9,250)	30,616
Gain from the sale of investments	25,768
Operating (loss) profit	42,273	(43,197)	54,247
Financial expenses	(52,852)	(65,138)	(127,383)
Financial income	9,434	11,216	8,875
Share of the profit or loss in associates and joint ventures under the equity method of accounting	30,633	16,501	(2,234)
(Loss) profit before income tax	29,488	(80,618)	(66,495)
Income tax	(17,091)	(12,828)	(55,350)
(Loss) profit from continuing operations	12,397	(93,446)	(121,845)
(Loss) profit for the year	12,397	(93,446)	(121,845)
(Loss) profit attributable to:
Owners of the Company	12,077	(87,710)	(131,181)
Non-controllinginterest	320	(5,736)	9,336
(Loss) profit for the year	12,397	(93,446)	(121,845)
Operating segments [member] | Energy infrastructure [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	436,876	382,211	389,377
Gross profit (loss)	71,825	42,129	63,530
Administrative expenses	(15,854)	(17,260)	(18,214)
Other income and expenses	5,139	542	1,365
Operating (loss) profit	61,110	25,411	46,681
Financial expenses	(13,423)	(10,801)	(19,953)
Financial income	1,964	1,040	158
Share of the profit or loss in associates and joint ventures under the equity method of accounting	1,584	1,615	944
(Loss) profit before income tax	51,235	17,265	27,830
Income tax	(13,151)	(5,308)	(7,650)
(Loss) profit from continuing operations	38,084	11,957	20,180
(Loss) profit for the year	38,084	11,957	20,180
(Loss) profit attributable to:
Owners of the Company	33,715	9,370	17,072
Non-controllinginterest	4,369	2,587	3,108
(Loss) profit for the year	38,084	11,957	20,180
Operating segments [member] | Toll roads infrastructure [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	642,127	527,104	729,232
Gross profit (loss)	139,196	121,114	139,651
Administrative expenses	(32,454)	(35,085)	(37,934)
Other income and expenses	1,062	263	565
Operating (loss) profit	107,804	86,292	102,282
Financial expenses	(6,893)	(7,390)	(9,974)
Financial income	3,256	2,225	9,812
(Loss) profit before income tax	104,167	81,127	102,120
Income tax	(32,290)	(22,213)	(30,157)
(Loss) profit from continuing operations	71,877	58,914	71,963
(Loss) profit for the year	71,877	58,914	71,963
(Loss) profit attributable to:
Owners of the Company	55,620	43,656	60,331
Non-controllinginterest	16,257	15,258	11,632
(Loss) profit for the year	71,877	58,914	71,963
Operating segments [member] | Transportation infrastructure [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	365,772	247,040	206,459
Gross profit (loss)	48,696	42,473	40,468
Administrative expenses	(15,279)	(12,952)	(10,529)
Other income and expenses	5	10
Operating (loss) profit	33,422	29,531	29,939
Financial expenses	(8,000)	(2,810)	(5,303)
Financial income	3,606	8,037	2,316
(Loss) profit before income tax	29,028	34,758	26,952
Income tax	(9,545)	(10,904)	(8,129)
(Loss) profit from continuing operations	19,483	23,854	18,823
(Loss) profit for the year	19,483	23,854	18,823
(Loss) profit attributable to:
Owners of the Company	14,613	17,891	14,118
Non-controllinginterest	4,870	5,963	4,705
(Loss) profit for the year	19,483	23,854	18,823
Operating segments [member] | Water treatment infrastructure [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	3,152	18,459	27,994
Gross profit (loss)	445	5,698	2,225
Administrative expenses	(317)	(786)	(310)
Operating (loss) profit	128	4,912	1,915
Financial expenses	(50)	(38)	(45)
Financial income	26	86	121
(Loss) profit before income tax	104	4,960	1,991
Income tax	(227)	(1,433)	(520)
(Loss) profit from continuing operations	(123)	3,527	1,471
(Loss) profit for the year	(123)	3,527	1,471
(Loss) profit attributable to:
Owners of the Company	(123)	3,527	1,471
(Loss) profit for the year	(123)	3,527	S/ 1,471
Operating segments [member] | Real estate [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	647,535	411,518
Gross profit (loss)	147,384	136,540
Administrative expenses	(21,189)	(28,430)
Other income and expenses	(3,700)	838
Gain from the sale of investments	49,002
Operating (loss) profit	171,497	108,948
Financial expenses	(21,917)	(14,388)
Financial income	3,569	2,816
Share of the profit or loss in associates and joint ventures under the equity method of accounting	455	6,850
(Loss) profit before income tax	153,604	104,226
Income tax	(35,900)	(27,054)
(Loss) profit from continuing operations	117,704	77,172
(Loss) profit for the year	117,704	77,172
(Loss) profit attributable to:
Owners of the Company	48,648	22,106
Non-controllinginterest	69,056	55,066
(Loss) profit for the year	117,704	77,172
Operating segments [member] | Technical services [member]
Disclosure of detailed information about operating segment performance [Line Items]
Revenue	1,060,996	841,121
Gross profit (loss)	57,816	77,304
Administrative expenses	(74,174)	(69,870)
Other income and expenses	8,625	3,989
Operating (loss) profit	(7,733)	11,423
Financial expenses	(29,597)	(20,170)
Financial income	3,382	2,991
Share of the profit or loss in associates and joint ventures under the equity method of accounting	1,203	360
(Loss) profit before income tax	(32,745)	(5,396)
Income tax	4,763	(1,646)
(Loss) profit from continuing operations	(27,982)	(7,042)
Profit from discontinued operations	2,317	7,851
(Loss) profit for the year	(25,665)	809
(Loss) profit attributable to:
Owners of the Company	(18,094)	1,546
Non-controllinginterest	(7,571)	(737)
(Loss) profit for the year	S/ (25,665)	S/ 809